Consolidated Statements of Changes in Equity - SEK (kr) kr in Thousands	Share Capital	Additional Paid-in Capital	Translation Reserve	Retained Earnings Including Net Loss for the Year	Net Loss For the Year	Non-controlling interests	Total
Opening balance equity attributable to equity holders of the Parent Company at Dec. 31, 2019	kr 1,548	kr 1,274,664	kr (45)	kr (488,096)	kr 788,071		kr 788,071
Loss for the year				(433,494)	(433,494)	kr (3,017)	(436,511)
Other comprehensive income/(loss)			(6,045)	1,196	(4,849)	(3,288)	(8,137)
Total comprehensive loss for the year			(6,045)	(432,298)	(438,343)	(6,305)	(444,648)
Transactions with owners:
New share issue	397	890,990			891,388		891,388
Costs attributable to new share issue		(97,686)			(97,686)		(97,686)
Exercise of warrants	52	59,199			59,251		59,251
Share-based payments		6,012			6,012		6,012
Non-controlling interests from business combinations						136,084	136,084
Purchase of non-controlling interests				1,798	1,798	(83,970)	(82,172)
Total transactions with owners	449	858,516		1,798	860,763	52,114	912,877
Closing balance equity at Dec. 31, 2020	1,998	2,133,179	(6,090)	(918,596)	1,210,491	45,809	1,256,300
Loss for the year				(500,293)	(500,293)	(9,244)	(509,537)
Other comprehensive income/(loss)			(20,889)	1,993	(18,896)	778	(18,118)
Total comprehensive loss for the year			(20,889)	(498,300)	(519,189)	(8,466)	(527,655)
Transactions with owners:
New share issue	96	323,904			324,000		324,000
Costs attributable to new share issue		(20,909)			(20,909)		(20,909)
Share-based payments		23,567			23,567		23,567
Purchase of non-controlling interests				(9,678)	(9,678)	(39,625)	(49,303)
Contribution from non-controlling interests						2,282	2,282
Total transactions with owners	96	326,562		(9,678)	316,980	kr (37,343)	279,637
Closing balance equity at Dec. 31, 2021	2,094	2,459,741	(26,979)	(1,426,574)	1,008,281		1,008,281
Loss for the year				(412,268)	(412,268)		(412,268)
Other comprehensive income/(loss)			36,286	2,763	39,050		39,050
Total comprehensive loss for the year			36,286	(409,505)	(373,218)		(373,218)
Transactions with owners:
Issuance of treasury shares	236				236		236
Repurchase of treasury shares				(236)	(236)		(236)
Costs attributable to new share issue							0
Exercise of warrants	53	95,070		(2)	95,121		95,121
Share-based payments		36,080			36,080		36,080
Total transactions with owners	290	131,150		(238)	131,201		131,201
Closing balance equity at Dec. 31, 2022	kr 2,383	kr 2,590,890	kr 9,307	kr (1,836,317)	kr 766,264		kr 766,264